Restricted Net Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012	Dec. 31, 2016 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Appropriation of statutory reserves	¥ 0	$ 0	¥ 0	¥ 0
Accumulated reserves	3,800,000					$ 600,000
Restricted registered capital	16,400,000					2,400,000
Amount of restricted net assets	¥ 20,200,000					$ 2,900,000
Minimum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriation of statutory reserve from retained earnings after tax profits					10.00%
Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriations of statutory reserve of registered capital					50.00%